Taxation - Tax Effects of Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Before tax
Gains/(losses) on equity instruments at fair value through other comprehensive income, Before tax	€ 178	€ 77
Gains/(losses) on cash flow hedges, Before tax	291	87
Remeasurements of defined benefit pension plans, Before tax	2,405	250	€ 381
Currency retranslation gains/(losses), Before tax	1,237	(2,646)
Other comprehensive income, Before tax	4,111	(2,232)
Tax (charge)/credit
Gains/(losses) on equity instruments at fair value through other comprehensive income, Tax (charge)/credit	(12)	1
Gains/(losses) on cash flow hedges, Tax (charge)/credit	(12)	(27)
Remeasurements of defined benefit pension plans, Tax (charge)/credit	(671)	(35)
Currency retranslation gains/(losses),Tax (charge)/credit	(60)	56
Other comprehensive income, Tax (charge)/credit	(755)	(5)
After tax
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	166	78	29
Cash flow hedges	279	60	176
Remeasurement of defined benefit pension plans	1,734	215	353
Currency retranslation gains/(losses), After tax	1,177	(2,590)	€ (15)
Other comprehensive income, After tax	€ 3,356	€ (2,237)